Operating Lease Obligations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Lease Obligations [Abstract]
Rental expense including license fees	$ 142	$ 127	$ 124